Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
Revenue	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
	EUR	EUR
Revenue recognized at time of transaction
Player transfers	115,656	249,963
Ticketing
Store	1,990	5,805
Short-term leases for non-volley events	-	-
Revenue recognized over time
Sponsorships	66,678	141,457
Youth league	57,072
Others	32,134	63,736
Total revenue	273,530	460,961

Revenue – related parties	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
	EUR	EUR
Revenue recognized at time of transaction
Player transfers	-	-
Ticketing	-	-
Store	-	-
Subsidies, grants and donations	-	-
Short-term leases for non-volley events	-	-
Revenue recognized over time	-	-
Sponsorships	-	7,391
Youth league	-	-
Others	-	23,848
Total revenue – related parties	-	31,239

Schedule of Customers and Associated Trade Receivables

As of and for the six months ended June 30, 2025, the Company’s top five customers and associated trade receivables were as follows

Customer	Revenue	Associated Trade Receivables
	EUR	EUR
Football Club Vardar AD Skopje	99,846	60,821
Calcagni SRL	22,238	8,880
Un Attimo in Forma	21,132	-
United media SARL	14,121	-
Association Development Center for Youth, Belgrade, Serbia,	9,985	-
Total	167,322	69,701

As of and for the six months ended June 30, 2024, the Company’s top five customers and associated trade receivables were as follows

Customer	Revenue	Associated Trade Receivables
	EUR	EUR
LLC FC Polissia	200,019	-
FK Shkendija Tetovo	49,944	8,880
United Media Sarl	24,005	-
Bertele’ eu SRL	21,969	7,808
Delta Bet Skopje	15,891	-
Total	311,828	16,688

Customer related parties
Edimen Srl	28,452	3,758
Circuito Lombardia	2,787	-
Total	31,239	3,758

Schedule of Revenue by Geographic Region

Revenue by Geographic Region

Region	Revenue for the six months ended June 30, 2025	Revenue for the six months ended June 30, 2024
	EUR	EUR
Italy	126,887	194,444
North Macedonia	146,643	297,756
Total	273,530	492,200